Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Other Disclosures [Abstract]
Summary of remuneration of the Board of Directors and Executive Management	The total remuneration of the Board of Directors and Executive Management is as follows:

	2025	2024	2023
Wages and salaries	16	15	10
Share-based compensation expenses	30	23	15
Defined contribution plans	1	1	—
Total	47	39	25

Schedule of remuneration to the Board of Directors	Remuneration To The Board Of Directors

	Base Board Fee			Committee Fees			Share-Based Compensation Expenses			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Deirdre P. Connelly	0.2	0.2	0.2	0.1	0.1	0.1	0.3	0.2	0.2	0.6	0.5	0.5
Pernille Erenbjerg	0.1	0.1	0.1	0.1	0.1	0.1	0.2	0.2	0.1	0.4	0.4	0.3
Anders Gersel Pedersen	0.1	0.1	0.1	0.1	0.1	0.1	0.2	0.1	0.1	0.4	0.3	0.3
Paolo Paoletti	0.1	0.1	0.1	—	—	—	0.2	0.1	0.1	0.3	0.2	0.2
Rolf Hoffmann	0.1	0.1	0.1	0.1	0.1	—	0.2	0.1	0.1	0.4	0.3	0.2
Elizabeth O’Farrell	0.1	0.1	0.1	0.1	0.1	—	0.2	0.2	0.1	0.4	0.4	0.2
Mijke Zachariasse[1]	0.1	0.1	0.1	—	—	—	0.2	0.1	0.1	0.3	0.2	0.2
Martin Schultz[1]	0.1	0.1	0.1	—	—	—	0.2	0.1	—	0.3	0.2	0.1
Takahiro Hamatani[2]	—	0.1	0.1	—	—	—	0.1	0.1	—	0.1	0.2	0.1
Michael Kavanagh[1]	0.1	—	—	—	—	—	0.1	—	—	0.2	—	—
Total	1.0	1.0	1.0	0.5	0.5	0.3	1.9	1.2	0.8	3.4	2.7	2.1
1.Employee elected board members were elected at the Annual General Meeting in March 2025.
2.Takahiro Hamatani was replaced by Michael Kavanagh as an employee elected board members at the Annual General Meeting in March 2025.

Schedule of executive compensation	Remuneration To The Executive Management

	Base Salary			Defined Contribution Plans			Other Benefits			Annual Cash Bonus			Share-Based Compensation Expenses			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Jan van de Winkel	1.5	1.4	1.3	0.3	0.2	0.2	—	—	—	1.5	1.3	1.3	7.4	5.0	3.5	10.7	7.9	6.3
Anthony Pagano	0.7	0.7	0.6	—	—	—	—	—	—	0.4	0.4	0.4	3.6	2.4	1.8	4.7	3.5	2.8
Anthony Mancini[3]	—	0.4	0.7	—	—	—	—	2.4	—	—	0.4	0.4	0.6	4.2	2.0	0.6	7.4	3.1
Judith Klimovsky	0.8	0.8	0.7	—	—	—	—	—	—	0.5	0.4	0.4	4.1	2.8	2.0	5.4	4.0	3.1
Tahamtan Ahmadi	0.8	0.7	0.7	—	—	—	—	—	—	0.5	0.4	0.4	3.9	2.6	1.8	5.2	3.7	2.9
Birgitte Stephensen[1]	0.3	0.4	0.4	—	—	—	1.7	—	—	—	0.2	0.2	2.3	1.2	0.8	4.3	1.8	1.4
Christopher Cozic[1]	0.5	0.5	0.5	—	—	—	—	—	—	0.3	0.3	0.3	2.6	1.6	1.1	3.4	2.4	1.9
Martine van Vugt[2]	0.5	0.4	0.4	0.1	0.1	0.1	—	—	—	0.3	0.2	0.2	1.5	0.8	0.6	2.4	1.5	1.3
Brad Bailey[4]	0.6	0.6	—	—	—	—	0.2	0.1	—	0.4	0.3	—	0.9	0.6	—	2.1	1.6	—
Rayne Waller[4]	0.7	0.2	—	—	—	—	0.7	0.6	—	0.4	0.1	—	0.9	0.1	—	2.7	1.0	—
Greg Mueller	0.3	—	—	—	—	—	0.9	—	—	0.2	—	—	0.1	—	—	1.5	—	—
Total	6.7	6.1	5.3	0.4	0.3	0.3	3.5	3.1	—	4.5	4.0	3.6	27.9	21.3	13.6	43.0	34.8	22.8
1.Birgitte Stephensen and Christopher Cozic were appointed Chief Legal Officer and Chief People Officer, respectively, and members of the Executive Management in March 2022.
2.Martine van Vugt was appointed Chief Strategy Officer and member of the Executive Management in March 2023.
3.Anthony Mancini stepped down as Executive Vice President and Chief Operating Officer in September 2024.
4.Brad Bailey and Rayne Waller were appointed Executive Vice President and Chief Commercial Officer, and Executive Vice President and Chief Technical Operations Officer, respectively, and members of the Executive Management in August
2024.

Summary of fees to auditors

	2025	2024	2023
Audit fees	1.7	1.5	0.9
Audit-related fees	0.8	0.3	0.5
Total	2.5	1.8	1.4

Schedule of details of acquisition	The total consideration for the acquisition of Merus is summarized as follows:

Total Consideration
Cash paid for outstanding shares	7,359
Cash for equity compensation attributable to pre-modification of equity awards[1]	596
Cash paid by Genmab directly attributable acquisition related costs[2]	62
Total consideration	8,017
1.Includes payments made to Merus option holders which were vested prior to the acquistion date, and therefore related to pre-acquistion service
2.Includes professional fees related to legal, advisory and due diligence procedures that were directly attributable to the acquisition of Merus by Genmab
The allocation to net identifiable assets is as follows:

Amounts Recognized as of the Acquisition Date
Cash and cash equivalents	745
Other current assets[1]	52
IPR&D intangible asset	6,927
Technology platform intangible asset	369
Licenses and patents	82
Other non-current assets[2]	29
Non-current contract liabilities	(30)
Current contract liabilities	(21)
Other liabilities[3]	(136)
Total identifiable net assets	8,017
1.Includes current receivables, marketable securities and prepaid expenses
2.Includes right-of-use assets, property and equipment and other investments.
3.Includes other current payables (primarily accrued expenses for R&D and personnel costs), current lease liabilities and non-current lease liabilities
The total consideration for the acquisition of ProfoundBio is summarized as follows:

Total Consideration
Cash paid for outstanding shares	1,718
Cash for equity compensation attributable to pre-combination service	187
Total consideration	1,905
Cash acquired	(122)
Cash used for acquisition of asset	1,783
The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the Acquisition Date based upon their respective fair values summarized below:

Amounts Recognized as of the Acquisition Date
Cash and cash equivalents	122
Other current assets[1]	4
Property and equipment	6
IPR&D intangible asset	1,540
Technology platform intangible asset	181
Other non-current assets[2]	3
Deferred tax liability	(292)
Other current liabilities[3]	(13)
Total identifiable net assets	1,551
Goodwill	354
Total consideration	1,905
1.Includes receivables and other investments.
2.Includes other investments and right-of-use assets.
3.Includes other payables, contract liabilities, lease and other liabilities.
From the Acquisition Date through December 31, 2024, Genmab’s Consolidated Statements of
Comprehensive Income include no revenue and the following expenses associated with the acquisition and operations of ProfoundBio:

Consolidated Statements of Comprehensive Income (USD million):	Acquisition Date through December 31, 2024
Research and development expenses	58
Selling, general and administrative expenses	4
Acquisition and integration related charges¹	27
Total	89
1.Acquisition-related charges incurred from the Acquisition Date through December 31, 2024, are comprised of payments to holders of outstanding ProfoundBio equity awards related to post-combination services ($11 million). The remaining expenses are integration-related charges incurred from the Acquisition Date through December 31, 2024, which are comprised of professional fees incurred to assist with the integration of ProfoundBio into Genmab’s operations post-
acquisition. Additionally, prior to the Acquisition Date, Genmab recorded $16 million in Acquisition and integration-
related charges in Genmab’s Consolidated Statements of Comprehensive Income related to professional due diligence procedures in connection with the acquisition of ProfoundBio. The $16 million of Acquisition- and integration-related charges incurred prior to the Acquisition Date and the $27 million of Acquisition and integration charges incurred from the Acquisition Date through December 31, 2024 total $43 million through the fourth quarter of 2024.
The following table provides Genmab’s consolidated revenue and net profit for 2024 as if the acquisition of
ProfoundBio had occurred on January 1, 2024:

(USD million)	Twelve Month Period Ended December 31, 2024
Revenue	3,121
Net Profit	1,102